Financial Instruments - Summary of Fair Value of Liabilities Measurement Using Significant Unobservable Inputs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Opening balance	$ 10,155.0
Ending balance	10,142.1	$ 10,155.0
Opening balance	7,380.0
Ending balance	7,317.8	7,380.0
Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Opening balance	94.9	55.9
Changes in fair value	0.8	35.2
Exchange variation	0.8	3.8
Ending balance	96.5	94.9
Opening balance	17.1	108.4
Reversal		(50.1)
Transfer		(33.6)
Changes in fair value	12.8	(3.9)
Exchange variation	1.1	(3.7)
Ending balance	$ 31.0	$ 17.1